Summary of Significant Accounting Policies (Details) - Schedule of changes in the fair value of warrant liabilities	3 Months Ended
Mar. 31, 2021 USD ($)
Summary of Significant Accounting Policies (Details) - Schedule of changes in the fair value of warrant liabilities [Line Items]
Fair value as of December 31, 2020	$ 19,112,000
Settlement of warrants exercised	(51,165,000)
Change in fair value, exercised	43,542,000
Change in fair value, outstanding	72,809,000
Fair value as of March 31, 2021	84,298,000
Public Warrants [Member]
Summary of Significant Accounting Policies (Details) - Schedule of changes in the fair value of warrant liabilities [Line Items]
Fair value as of December 31, 2020	4,130,000
Settlement of warrants exercised
Change in fair value, outstanding	22,130,000
Fair value as of March 31, 2021	26,260,000
Private Warrants [Member]
Summary of Significant Accounting Policies (Details) - Schedule of changes in the fair value of warrant liabilities [Line Items]
Fair value as of December 31, 2020	420,000
Settlement of warrants exercised
Change in fair value, outstanding	2,080,000
Fair value as of March 31, 2021	2,500,000
November Warrants [Member]
Summary of Significant Accounting Policies (Details) - Schedule of changes in the fair value of warrant liabilities [Line Items]
Fair value as of December 31, 2020	9,781,000
Settlement of warrants exercised	(51,165,000)
Change in fair value, exercised	43,542,000
Change in fair value, outstanding	15,094,000
Fair value as of March 31, 2021	17,252,000
December Warrants [Memner]
Summary of Significant Accounting Policies (Details) - Schedule of changes in the fair value of warrant liabilities [Line Items]
Fair value as of December 31, 2020	4,781,000
Settlement of warrants exercised
Change in fair value, outstanding	33,505,000
Fair value as of March 31, 2021	$ 38,286,000